Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Operating revenues, net		$ 127,156	$ 18,716	$ 16,992
Operating costs and expenses:
Cost of operations		10,630	1,112	917
Cost of operations - affiliate		8,063	1,068	834
General and administrative		20,984	289	177
General and administrative - affiliate		19,144	5,158	4,425
Acquisition and related costs		10,177	0	0
Acquisition and related costs - affiliate		5,049	0	0
Formation and offering related fees and expenses		3,570	0	0
Formation and offering related fees and expenses - affiliate		1,870	0	0
Depreciation, accretion and amortization		41,280	5,731	5,034
Total operating costs and expenses		120,767	13,358	11,387
Operating income		6,389	5,358	5,605
Other expense (income):
Interest expense, net		86,191	8,129	7,665
Gain on extinguishment of debt, net		(7,635)	0	0
Loss/(Gain) on foreign currency exchange, net		14,007	(771)	0
Other, net		438	0	0
Total other expenses, net		93,001	7,358	7,665
Loss before income tax benefit		(86,612)	(2,000)	(2,060)
Income tax benefit	[1]	(4,689)	(88)	(1,270)
Net (loss) income		(81,923)	$ (1,912)	$ (790)
Less: Predecessor loss prior to initial public offering on July 23, 2014		(11,148)
Net loss subsequent to initial public offering		(70,775)
Less: Net loss attributable to non-controlling interests		(45,158)
Net loss attributable to TerraForm Power, Inc. Class A common stockholders		$ (25,617)
Weighted average Class A common shares outstanding - basic and diluted		29,602
Net earnings (loss) per weighted average Class A common share - basic and diluted ($ per share)		$ (0.87)

[1]	Income tax benefit is not allocated to the Company's Solar Energy segment.